Convertible Notes Payable (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Convertible Notes Payable Details Narrative
Convertible note payable		$ 121,805
Beneficial conversion features amount	$ 36,340	$ 85,465
Effective interest rate	278.22%	277.10%